Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 58.8%
ALLETE Inc.	50,281	$4,197,458
Alliant Energy Corp.	233,507	13,860,976
American Electric Power Co. Inc.	479,887	50,013,823
Avangrid Inc.	54,145	2,883,763
Duke Energy Corp.	708,273	69,148,693
Edison International	348,391	26,669,331
El Paso Electric Co.	39,566	2,694,049
Entergy Corp.	193,435	25,440,571
Evergy Inc.	221,417	15,977,451
Eversource Energy	314,540	29,076,078
Exelon Corp.	944,419	44,944,900
FirstEnergy Corp.	524,921	26,660,738
Hawaiian Electric Industries Inc.	105,863	5,177,759
IDACORP Inc.	48,966	5,493,496
NextEra Energy Inc.	474,855	127,356,111
Pinnacle West Capital Corp.	109,202	10,667,943
PNM Resources Inc.	77,350	4,194,691
Portland General Electric Co.	86,820	5,339,430
PPL Corp.	702,444	25,421,448
Southern Co. (The)	1,018,866	71,728,166
Xcel Energy Inc.	509,450	35,248,845

		602,195,720

Gas Utilities — 4.4%
Atmos Energy Corp.	115,947	13,569,277
National Fuel Gas Co.	83,810	3,619,754
New Jersey Resources Corp.	92,789	3,834,042
ONE Gas Inc.	51,230	4,841,235
South Jersey Industries Inc.	89,929	2,769,813
Southwest Gas Holdings Inc.	53,077	4,007,844
Spire Inc.	49,458	4,170,299
UGI Corp.	203,060	8,445,265

		45,257,529

Independent Power and Renewable Electricity Producers — 3.1%
AES Corp./VA	644,980	12,809,303
NRG Energy Inc.	244,427	9,016,912
Vistra Energy Corp.	435,636	9,810,523

		31,636,738

Security	Shares	Value

Multi-Utilities — 30.0%
Ameren Corp.	239,027	$19,612,165
Avista Corp.	64,815	3,295,843
Black Hills Corp.	59,710	4,957,721
CenterPoint Energy Inc.	487,937	12,920,572
CMS Energy Corp.	275,759	18,892,249
Consolidated Edison Inc.	322,967	30,358,898
Dominion Energy Inc.	799,652	68,570,159
DTE Energy Co.	186,636	24,749,800
MDU Resources Group Inc.	194,685	5,764,623
NiSource Inc.	362,909	10,636,863
NorthWestern Corp.	49,102	3,779,381
Public Service Enterprise Group Inc.	491,326	29,086,499
Sempra Energy	273,869	43,994,316
WEC Energy Group Inc.	306,452	30,611,490

		307,230,579

Water Utilities — 3.4%
American Water Works Co. Inc.	175,635	23,921,487
Essential Utilities Inc.	209,693	10,891,454

		34,812,941

Total Common Stocks — 99.7% (Cost: $880,270,206)		1,021,133,507

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	2,871,000	2,871,000

Total Short-Term Investments — 0.3% (Cost: $2,871,000)		2,871,000

Total Investments in Securities — 100.0% (Cost: $883,141,206)		1,024,004,507

Other Assets, Less Liabilities — 0.0%		89,016

Net Assets — 100.0%		$1,024,093,523

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$213	(b)	$(699)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	212,340	2,658,660	2,871,000	2,871,000	23,192		—	—

				$2,871,000	$23,405		$(699)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Utilities ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Utilities Index	41	03/20/20	$2,849	$213,060

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,021,133,507	$—	$—	$1,021,133,507
Money Market Funds	2,871,000	—	—	2,871,000

	$1,024,004,507	$—	$—	$1,024,004,507

Derivative financial instruments(a)
Assets
Futures Contracts	$213,060	$—	$—	$213,060

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2